Statements of Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash	$ 935,220	$ 97,103
Accounts receivable, net	3,039,173	1,619,727
Prepaid and other current assets	23,500	23,500
Deferred tax assets		723,900
Prepaid expenses		1,000
Total current assets	3,997,893	2,465,230
Property & equipment, net of accumulated depreciation of ($153,374) and ($94,224), respectively	413,743	165,738
Intangible property, net of accumulated amortization of ($68,609) and $0, respectively	377,040
Goodwill	1,302,112	1,302,112
Deposits	2,224
Total Assets	6,093,012	3,933,080
Current liabilities
Accounts payable	1,111,052	379,124
Accrued expenses	535,502	573,007
Disputed liabilities - Trident	389,135
Loans and notes payable, related parties	153,300	150,449
Income tax liabilities	523,899	551,700
Disputed net income - Trident	411,919
Current portion notes payable	2,234,069	2,107,875
Total current liabilities	5,358,876	3,762,155
Repurchase agreement payable	1,225,727	1,311,875
Notes payable, net of current portion	766,189	53,671
Total liabilities	7,350,792	5,127,701
Stockholders' Equity
Common Stock, $.0001 par value, 500,000,000 shares authorized; 27,374,800 and 30,764,800 shares issued and outstanding, respectively	2,737	3,076
Additional paid-in capital	606,100	515,761
Treasury stock	(1,334,375)	(1,334,375)
Minority interest	797,327	703,202
Accumulated deficit	(1,329,569)	(1,082,285)
Total stockholders' deficit	(1,257,780)	(1,194,621)
Total Liabilities and Stockholders' Equity	$ 6,093,012	$ 3,933,080